Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Tax refunds	$ 5.9	$ 6.0	$ 3.5
2009-2010 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2009
2009-2010 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2010
2005-2006 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2005
2005-2006 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2006
2007-2008 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2007
2007-2008 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under consideration at IRS Appeals Office	2008